Contingent Consideration and Consideration Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contingent Consideration And Consideration Payable
Contingent Consideration and Consideration Payable

14.	Contingent Consideration and Consideration Payable

In October 2021, the Company entered into a Membership Interest Unit Purchase Agreement with Anderson Development SB, LLC (“ADSB”) to acquire 100% of the outstanding membership interest units. As consideration for the interest units, the Company agreed to an Earnout Consideration (“Earnout”) in the amount equal to 200% of the investment amount in ADSB. The Earnout shall be contingent upon ADSB successfully obtaining a land use permit and a business license to conduct cannabis cultivation by February 28, 2025. As of December 31, 2021 there was a remote probability of this occurring before the Earnout Deadline. During the year ended December 31, 2022, Management determined it became highly probably ADSB would acquire the permit and license within the allotted time. This was based on a large change and turnaround in the cultivation market during the year ended December 31, 2022. As such, the Company recorded an additional contingent consideration for the Earnout that will be paid out totaling $2,400,000.

Pursuant to the terms of the merger agreement, former LEEF shareholders will also be entitled to receive the following contingent Earn-out Payments, On July 20, 2023, an amount equal to 10% of (A) the product equal to two times the TTM revenue calculated for the 12-month period immediately following closing minus (B) US$120 million; on July 20, 2024, an amount equal to 10% of (A) the product equal to two times the TTM revenue calculated for the 12-month period immediately following the date that is one year from the closing date minus (B) the US$120 million and minus (C) any amounts paid pursuant to the First Earn-Out Payment; and on July 20, 2025, an amount equal to 10% of (A) the product equal to two times the TTM revenue calculated for the 12-month period immediately following the date that is two years from the closing date minus (B) US$120 million, minus (C) any amounts paid pursuant to the First Earn-Out Payment, minus (D) any amounts paid pursuant to the Second Earn-Out Payment. The original value of the total earnout as of April 20, 2022 was $3,972,000. Each of the Earn-Out Payments will be satisfied in full through the issuance of common shares of the Company based on the 30-day volume weighted average trading price of the shares on the Canadian Securities Exchange for the period ending on the business day prior to the issuance.

By the beginning of 2024, the contingent consideration was $1,355,000, which includes $855,000 related to the Earn Out Payments and classified as a long term liability and $500,000 related to ADSB, which is classified as a current liability. As of December 31, 2024, the $855,000 in contingent consideration related to the Earn Out Payments was released, leaving a balance of $500,000 outstanding.

17.	Contingent Consideration and Consideration Payable

In October 2021, the Company entered into a Membership Interest Unit Purchase Agreement with Anderson Development SB, LLC (“ADSB”) to acquire 100% of the outstanding membership interest units. As consideration for the interest units, the Company agreed to an Earnout Consideration (“Earnout”) in the amount equal to 200% of the investment amount in ADSB. The Earnout shall be contingent upon ADSB successfully obtaining a land use permit and a business license to conduct cannabis cultivation by February 28, 2025. As of December 31, 2021 there was a remote probability of this occurring before the Earnout Deadline. During the year ended December 31, 2022, Management determined it became highly probably ADSB would acquire the permit and license within the allotted time. This was based on a large change and turnaround in the cultivation market during the year ended December 31, 2022. As such, the Company recorded an additional contingent consideration for the Earnout that will be paid out totaling $2,400,000.

Pursuant to the terms of the merger agreement, former LEEF shareholders will also be entitled to receive the following contingent Earn-out Payments, On July 20, 2023, an amount equal to 10% of (A) the product equal to two times the TTM revenue calculated for the 12-month period immediately following closing minus (B) US$120 million; on July 20, 2024, an amount equal to 10% of (A) the product equal to two times the TTM revenue calculated for the 12-month period immediately following the date that is one year from the closing date minus (B) the US$120 million and minus (C) any amounts paid pursuant to the First Earn-Out Payment; and on July 20, 2025, an amount equal to 10% of (A) the product equal to two times the TTM revenue calculated for the 12-month period immediately following the date that is two years from the closing date minus (B) US$120 million, minus (C) any amounts paid pursuant to the First Earn-Out Payment, minus (D) any amounts paid pursuant to the Second Earn-Out Payment. The original value of the total earnout as of April 20, 2022 was $3,972,000; See “Note 5 – Business Combination”. Each of the Earn-Out Payments will be satisfied in full through the issuance of common shares of the Company based on the 30-day volume weighted average trading price of the shares on the Canadian Securities Exchange for the period ending on the business day prior to the issuance.

As of December 31, 2023, the contingent consideration was $1,355,000, which includes $855,000 related to the Earn Out Payments and $2,400,000 related to ADSB, which are classified as long-term liabilities. During the year ended December 31, 2024, the $855,000 in contingent consideration related to the Earn Out Payments was released and common stock valued at $1,900,000 was issued, leaving a balance of $500,000 outstanding, which is classified as current.